Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 1,686,000	$ 1,599,000	$ 1,190,000
Marketable equity securities			1,070,000
Accounts receivable, net	5,503,000	4,554,000	2,980,000
Accrued revenue	2,177,000	2,283,000	1,696,000
Inventories, net	5,014,000	4,206,000	3,042,000
Prepaid expenses and other current assets	944,000	890,000	538,000
TOTAL CURRENT ASSETS	15,324,000	13,532,000	10,516,000
Intangible assets, net	3,634,000	4,035,000	4,390,000
Goodwill	9,086,000	9,812,000	9,646,000
Property, plant and equipment, net	1,862,000	2,052,000	1,594,000
Right-of-use assets	3,899,000	4,333,000	4,147,000
Other assets	89,000	141,000	63,000
TOTAL ASSETS	33,894,000	33,905,000	30,356,000
CURRENT LIABILITIES
Accounts payable and accrued expenses	5,663,000	4,125,000	3,664,000
Accounts payable and accrued expenses, related party		53,000	36,000
Revolving credit facility			125,000
current portion		961,000	2,201,000
Short term advances, related party	1,247,000
Operating lease liability, current	674,000	659,000	684,000
Notes payable	1,737,000	961,000	188,000
Other current liabilities	1,549,000	1,895,000	1,500,000
TOTAL CURRENT LIABILITIES	10,870,000	7,693,000	8,398,000
Operating lease liability, non-current	3,276,000	3,712,000	3,200,000
Notes payable			197,000
Other long term liabilities	26,000
Notes payable, related parties			52,000
TOTAL LIABILITIES	14,172,000	11,405,000	11,847,000
STOCKHOLDERS' EQUITY
Net parent investment	32,247,000	31,042,000	24,904,000
Preferred stock
Additional Paid in Capital	713,000	630,000	1,000
Accumulated deficit	(12,112,000)	(9,988,000)	(6,882,000)
Accumulated other comprehensive loss	(1,847,000)	(240,000)	(327,000)
TOTAL STOCKHOLDERS'GRESHAM WORLDWIDE, INC. STOCKHOLDERS' EQUITY	19,001,000	21,444,000	17,696,000
Non-controlling interest	721,000	1,056,000	813,000
TOTAL STOCKHOLDERS' EQUITY	19,722,000	22,500,000	18,509,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	33,894,000	33,905,000	30,356,000
Common Class A [Member]
STOCKHOLDERS' EQUITY
Common Stock
Common Class B [Member]
STOCKHOLDERS' EQUITY
Common Stock